UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


December 31, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      UMB Scout Funds (333-96461; 811-09813)
         Filing under Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement dated December 31, 2007 to the combined Prospectus and a separate Supplement dated December 31, 2007 to the Statement of Additional Information dated October 31, 2007. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,


/s/ Jason D. Bartel
-------------------
Assistant Vice President and Senior Counsel


Encl.

                                 UMB SCOUT FUNDS

                       Supplement dated December 31, 2007
                    to the Prospectus dated October 31, 2007
                            for the UMB Scout Funds

This Supplement updates certain information contained in the Prospectus for the UMB Scout Funds dated October 31, 2007. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Effective, December 31, 2007, the Portfolio Managers section of the Prospectus relating to the UMB Scout International Fund shall be deleted in its entirely and replaced with the following:

      Mr. James L. Moffett is the lead manager of the UMB Scout International Fund. Mr. Moffett has served as the lead portfolio manager of the Fund since 1993. His biographical information appears above.

      Mr. Gary Anderson is co-portfolio manager of the UMB Scout International Fund. Mr. Anderson joined UMB in 2000 and the Advisor in 2001, following previous employment at Aventis from 1992-2000. Mr. Anderson is a CFA(R) charterholder and a member of the Kansas City CFA Society. Mr. Anderson earned his undergraduate and graduate degrees from the University of Minnesota.



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
                                 UMB SCOUT FUNDS

                       Supplement dated December 31, 2007
                   to the Statement of Additional Information
                 dated October 31, 2007 for the UMB Scout Funds

This Supplement updates certain information contained in the Statement of Additional Information for the UMB Scout Funds dated October 31, 2007. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling (800) 996-2862.

Effective December 31, 2007, the Portfolio Managers section of the Statement of Additional Information shall be revised to delete references and other information relating to Michael Stack and Michael Fogarty in the subsections entitled "Investments in the Funds" and "Other Managed Accounts."






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